Premises and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Construction in progress
Right of use assets on operating leases	$ 1,195	$ 1,114
Right of use assets on finance leases	317	314
Total gross premises and equipment	8,471	8,153
Less accumulated depreciation and amortization	(4,703)	(4,588)
Premises and equipment	3,768	3,565
Land
Construction in progress
Gross premises and equipment excluding right-of-use assets	471	498
Buildings and improvements
Construction in progress
Gross premises and equipment excluding right-of-use assets	3,221	3,121
Furniture, fixtures and equipment
Construction in progress
Gross premises and equipment excluding right-of-use assets	3,199	3,010
Construction in progress
Construction in progress
Gross premises and equipment excluding right-of-use assets	$ 68	$ 96